Segmental analysis - Adjusted results reconciliation (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	[1]	£ 3,122	£ 2,763	£ 3,357
ECL		(187)	103	71
Operating expenses		(2,587)	(2,741)	(2,721)
Share of profit/(loss) in associates and joint ventures		(21)	83	108
Profit before tax		327	208	815
Adjusted
Disclosure of operating segments [line items]
Revenue		3,309	2,930	3,400
ECL		(187)	103	71
Operating expenses		(2,391)	(2,529)	(2,589)
Share of profit/(loss) in associates and joint ventures		(21)	83	108
Profit before tax		710	587	990
Significant items
Disclosure of operating segments [line items]
Revenue		(187)	(167)	(43)
ECL		0	0	0
Operating expenses		(196)	(212)	(132)
Share of profit/(loss) in associates and joint ventures		0	0	0
Profit before tax		£ (383)	£ (379)	£ (175)

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.